SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE (Details) (Parenthetical) - Warrant [Member] - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right, Outstanding	35,540,380	35,540,380	35,540,380
Public warrants per half share	$ 5.75	$ 5.75	$ 5.75